Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt
Schedule of debt

Outstanding debt as of September 30, 2024 and December 31, 2023 consists of the following (in thousands):

	September 30, 2024	December 31, 2023
	(Successor)	(Predecessor)
Convertible Securities Notes	$13,750	$—
October 2022 Convertible Notes measured at fair value	—	12,561
April 2023 Convertible Notes measured at fair value	—	14,757
November 2023 Convertible Notes measured at fair value	—	9,112
SVB term loan	—	1,838
Total outstanding debt	$13,750	$38,268